Equity_Treasury Shares(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩) shares		Dec. 31, 2020 USD ($) shares		Dec. 31, 2019 KRW (₩) shares
Carrying amount
Beginning		₩ 1,136,188				₩ 968,549
Changes In Treasury Share Amount Abstract [Abstract]
Acquisition		0				267,639
Retirement		0				(100,000)
Ending		₩ 1,136,188		$ 1,046,108		₩ 1,136,188
Treasury Shares Member [Member]
Number of treasury shares
Beginning | shares		26,173,585	[1]	26,173,585	[1]	22,560,240
Changes In Treasury Share Number Abstract [Abstract]
Acquisition | shares		0		0		5,916,962
Retirement | shares		0		0		(2,303,617)
Ending | shares	[1]	26,173,585		26,173,585		26,173,585
Deposited at the Korea Securities Depository for issuing exchangeable bonds		₩ 5
Carrying amount
Beginning		1,136,188				₩ 968,549
Changes In Treasury Share Amount Abstract [Abstract]
Acquisition		0				267,639
Retirement		0				(100,000)
Ending		₩ 1,136,188				₩ 1,136,188

[1]	5,000,000 treasury shares are deposited at the Korea Securities Depository for issuing exchangeable bonds.